Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Vessel Operating Expenses Abstract
Vessel Operating Expenses

10. Vessel Operating Expenses

Vessel operating expenses are comprised as follows:

	May 19, 2010 to December 31, 2010	2011
Crew wages and related costs	$-	$3,790,479
Insurance	-	980,105
Repairs and maintenance	-	560,070
Spares and consumable stores	-	2,646,333
Miscellaneous expenses	-	440,460
Total	$-	$8,417,447